SCHEDULE OF AMOUNT DUE TO RELATED PARTIES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Related Party Transaction [Line Items]
Total	$ 851,769		$ 388,839	$ 444,802	$ 674,537
Repayment to related parties			172,306	354,909
Cash advance from related parties			116,343	429,849
Cash advance from related parties	$ 185,119	$ 111,059	$ 116,343	74,941
Junze Zhang [Member]
Related Party Transaction [Line Items]
Relationship	Shareholder and director of the Company		Shareholder and director of the Company
Total	$ 840,246		$ 388,839	444,802	667,787
Repayment to related parties			172,306
Cash advance from related parties			116,343	264,836
Cash advance from related parties	$ 180,151	95,608
Hengqing Investment Consultation(SZ) Partnership Business (LP) [Member]
Related Party Transaction [Line Items]
Repayment to related parties				165,176
Cash advance from related parties				141,214
Henghui Investment Consultation(SZ) Partnership Business (LP) [Member]
Related Party Transaction [Line Items]
Repayment to related parties				63,767
Qing Zuo [Member]
Related Party Transaction [Line Items]
Relationship	Chairman of the Board of ZDSE since December 20, 2018
Total	$ 6,555				6,750
Repayment to related parties				39,805
Cash advance from related parties				6,459
Cash advance from related parties		15,451
Mengling Zhang [Member]
Related Party Transaction [Line Items]
Repayment to related parties				50,221
Cash advance from related parties				13,840
Zihua Wu [Member]
Related Party Transaction [Line Items]
Repayment to related parties				35,940
Cash advance from related parties				$ 3,500
Xinwen Yang [Member]
Related Party Transaction [Line Items]
Relationship	Director of the SDYL
Total	$ 4,968
Cash advance from related parties	$ 4,968